INTANGIBLE ASSETS - Accumulated Amortization (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	$ 15,845
Cost at end of year	14,187	$ 15,845
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	(2,777)	(1,896)
Non-cash additions	93	(2)
Amortization	(409)	(770)
Disposals(1)	14	0
Foreign currency translation	152	(109)
Cost at end of year	$ (2,927)	$ (2,777)